UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21217

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund II

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 166.1%

Security	Principal Amount (000’s omitted)	Value
Education — 16.9%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$1,370	$1,538,222
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	395	464,240
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	183,994
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	83,784
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/23	65	77,119
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	424,509
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	1,028,911
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	141,347
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,200	1,393,464
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	379,074
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	239,240
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	160,860
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	477,313
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	498,984
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	526,446
University of California, 5.25%, 5/15/39	1,000	1,151,180

		$8,768,687

Electric Utilities — 8.6%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$848,644
Puerto Rico Electric Power Authority, 5.25%, 7/1/29	1,050	1,070,528
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	494,932
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	147,186
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,160,730
Vernon, Electric System Revenue, 5.125%, 8/1/21	675	762,244

		$4,484,264

General Obligations — 14.4%
California, 5.50%, 11/1/35	$1,300	$1,554,891
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/32	100	111,562
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	110	121,287
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	120	131,638
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/35	120	133,434
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	145	160,415
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	520	585,119
Menlo Park City School District, 5.00%, 7/1/30	260	315,765
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	2,125,613
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	720	842,789
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	455	534,498
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	350	414,158
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	482,144

		$7,513,313

Security	Principal Amount (000’s omitted)	Value
Hospital — 16.8%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,330	$1,446,827
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	1,425	1,556,029
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	535,506
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/39	475	539,329
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	890,955
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/51	800	896,248
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,149,590
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	355	383,659
Washington Township Health Care District, 5.00%, 7/1/32	555	577,999
Washington Township Health Care District, 5.25%, 7/1/29	750	751,298

		$8,727,440

Insured-Education — 7.2%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$420	$456,952
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	1,000	1,087,980
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	2,000	2,210,560

		$3,755,492

Insured-Electric Utilities — 8.3%
Glendale, Electric System Revenue, (NPFG), 5.00%, 2/1/32	$1,475	$1,479,779
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	1,500	1,719,180
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,133,990

		$4,332,949

Insured-Escrowed/Prerefunded — 12.0%
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	$1,150	$1,548,107
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	1,025	1,379,834
Clovis Unified School District, (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,794,433
Orange County Water District, Certificates of Participation, (NPFG), Escrowed to Maturity, 5.00%, 8/15/34	395	536,390

		$6,258,764

Insured-General Obligations — 24.2%
Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$725	$815,400
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	7,125	1,939,639
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	2,525	609,333
Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,500	1,669,650
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	6,675	1,997,360
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	575	597,092
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,250	1,413,862
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	1,040	1,167,587
Union Elementary School District, (Election of 1999), (FGIC), (NPFG), 0.00%, 9/1/22	3,200	2,398,464

		$12,608,387

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 6.4%
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,250	$1,354,338
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,750	1,978,532

		$3,332,870

Insured-Lease Revenue/Certificates of Participation — 7.1%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,250	$1,755,513
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	1,750	1,957,567

		$3,713,080

Insured-Special Tax Revenue — 10.4%
Cathedral City Public Financing Authority, (Housing Redevelopment), (NPFG), 5.00%, 8/1/33	$1,400	$1,415,120
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	1,535	1,319,195
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, (AGM), 4.50%, 7/1/27	430	460,289
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	4,640	374,216
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,805	435,504
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	1,225	1,376,116

		$5,380,440

Insured-Transportation — 4.0%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$1,745,321
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	350,668

		$2,095,989

Insured-Water and Sewer — 8.5%
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	$1,235	$1,317,523
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	100	112,728
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(1)	1,600	1,803,648
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	445	490,799
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	665	690,170

		$4,414,868

Special Tax Revenue — 6.2%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,689,720
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,530,243

		$3,219,963

Transportation — 12.8%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$1,190	$1,425,787
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	636,374
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	1,060	1,201,870
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,511,725
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	710,260
San Jose, Airport Revenue, 5.00%, 3/1/20	1,000	1,194,930

		$6,680,946

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 2.3%
Metropolitan Water District of Southern California, 5.00%, 1/1/39	$1,050	$1,212,876

		$1,212,876

Total Tax-Exempt Investments — 166.1% (identified cost $78,465,156)		$86,500,328

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.3)%		$(25,700,749)

Other Assets, Less Liabilities — (16.8)%		$(8,733,172)

Net Assets Applicable to Common Shares — 100.0%		$52,066,407

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 53.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 19.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $406,870.

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	25 U.S. 10-Year Treasury Note	Short	$(3,326,328)	$(3,319,531)	$6,797
3/13	28 U.S. 30-Year Treasury Bond	Short	(4,199,730)	(4,130,000)	69,730

					$76,527

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $76,527.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$68,364,027

Gross unrealized appreciation	$8,930,797
Gross unrealized depreciation	(679,496)

Net unrealized appreciation	$8,251,301

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$86,500,328	$—	$86,500,328
Total Investments	$—	$86,500,328	$—	$86,500,328
Futures Contracts	$76,527	$—	$—	$76,527
Total	$76,527	$86,500,328	$—	$86,576,855

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 22, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 22, 2013